UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Convergent Wealth Advisors
Address: 2600 Tower Oaks Boulevard
         Suite 300
         Rockville, MD  20852

13F File Number:  028-13933

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elliott
Title:     Chief Financial Officer and Chief Compliance Officer
Phone:     (301) 998-0322

Signature, Place, and Date of Signing:

 /s/   David Elliott     Rockville, MD/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $416,857 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI AUSTRALIA   464286103      297    14806 SH       SOLE                        0        0    14806
ISHARES INC                    MSCI BRAZIL      464286400      609    11700 SH       SOLE                        0        0    11700
ISHARES INC                    MSCI CDA INDEX   464286509      801    31421 SH       SOLE                        0        0    31421
ISHARES INC                    MSCI PAC J IDX   464286665     4727   128548 SH       SOLE                        0        0   128548
ISHARES INC                    MSCI S KOREA     464286772      917    19685 SH       SOLE                        0        0    19685
ISHARES INC                    MSCI HONG KONG   464286871      515    35953 SH       SOLE                        0        0    35953
ISHARES SILVER TRUST           ISHARES          46428Q109      448    15500 SH       SOLE                        0        0    15500
ISHARES TR                     BARCLYS TIPS BD  464287176     1338    11708 SH       SOLE                        0        0    11708
ISHARES TR                     S&P 500 INDEX    464287200   129837  1142024 SH       SOLE                        0        0  1142024
ISHARES TR                     BARCLY USAGG B   464287226     2713    24643 SH       SOLE                        0        0    24643
ISHARES TR                     MSCI EMERG MKT   464287234     7255   206729 SH       SOLE                        0        0   206729
ISHARES TR                     IBOXX INV CPBD   464287242      786     7000 SH       SOLE                        0        0     7000
ISHARES TR                     RUSSELL1000GRW   464287614    45973   874344 SH       SOLE                        0        0   874344
ISHARES TR                     RUSL 2000 VALU   464287630     1071    18783 SH       SOLE                        0        0    18783
ISHARES TR                     RUSSELL 2000     464287655     5051    78559 SH       SOLE                        0        0    78559
ISHARES TR                     MSCI GRW IDX     464288885    20064   419918 SH       SOLE                        0        0   419918
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     1179    21369 SH       SOLE                        0        0    21369
SPDR GOLD TRUST                GOLD SHS         78463V107   163446  1034076 SH       SOLE                        0        0  1034076
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417      237     6560 SH       SOLE                        0        0     6560
VANGUARD INDEX FDS             REIT ETF         922908553     6466   127113 SH       SOLE                        0        0   127113
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      221     3834 SH       SOLE                        0        0     3834
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      588    15178 SH       SOLE                        0        0    15178
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    21858   610041 SH       SOLE                        0        0   610041
VANGUARD TAX-MANAGED INTL FD   MSCI EAFE ETF    921943858      460    15279 SH       SOLE                        0        0    15279